DEBT AND BORROWING ARRANGEMENTS - Schedule of Long Term Debt (Details) $ in Millions	Dec. 31, 2023 USD ($)
DEBT AND BORROWING ARRANGEMENTS
2024	$ 7.5
2025	22.5
2026	30.0
2027	540.0
Total	$ 600.0